Note 23 - Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of cash and cash equivalents [text block]
23	Cash and cash equivalents

	2024	2023
Bank balances	4,260	4,252
Restricted cash*	–	2,456
Cash and cash equivalents	4,260	6,708
Overdrafts	(12,928)	(17,740)
Net cash and cash equivalents	(8,668)	(11,032)

*

Cash of $2,456 (denominated in RTGS$) held by Blanket Mine was earmarked by Stanbic Bank Zimbabwe as a letter of credit in favour of CMSA. The letter of credit was issued by Stanbic Bank Zimbabwe on November 28, 2023 and settled in January, 2024. The cash on maturity was transferred to CMSA’s bank account, denominated in South African Rands.

	Date drawn	Expiry	Repayment term	Principal value (million)	Balance drawn at December 31, 2024 (million)
Overdraft facilities
Stanbic Bank Limited - ZiG	Mar-24	Mar-25	On demand	ZiG6.7	$Nil
Stanbic Bank Limited - USD	Mar-24	Mar-25	On demand	$4.0	$1.5
CABS Bank - USD	Oct-24	Oct-25	On demand	$0.8	$0.7
Ecobank - USD	Mar-24	Feb-25	On demand	$6.0	$4.4
Nedbank - USD	Apr-24	Apr-25	On demand	$7.0	$6.3

Letter of credit
Stanbic Bank Limited – USD		Mar-25		$2.5	$Nil